Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Contract liabilities

	As of June 30,
	2025	2026	2026
	JPY	JPY	US$
Beginning balance	158,243,945	166,892,068	1,026,333
Deposits received from customers	527,425,898	534,896,463	3,289,444
Amounts recognized to revenue	(309,351,064)	(322,935,511)	(1,985,951)
Less: refunds to customers	(130,000)	-	-
Ending balance	376,188,779	378,853,020	2,329,826